Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation
Summary of share-based compensation

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenues	14,789	11,484	7,052	1,022
Selling and marketing expenses	2,370	3,431	2,259	328
General and administrative expenses	16,128	12,496	9,659	1,400
Research and development expenses	17,454	9,948	10,263	1,488
Total	50,741	37,359	29,233	4,238

summary of the company's stock options activities

				Weighted average	Remaining	Aggregated
	Employees	Consultants	Total	exercise price	contractual life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB

Outstanding at January 1, 2020	11,821	500	12,321	0.0001	2.75	43,011
Granted	32,932	363	33,295	0.0001	—	—
Exercised	(3,235)	—	(3,235)	0.0001	—	—
Forfeited	(3,714)	—	(3,714)	0.0001	—	—
Outstanding at December 31, 2020	37,804	863	38,667	0.0001	3.09	48,921
Exercisable as of December 31, 2020	5,002	250	5,252	0.0001	—	6,644

Outstanding at January 1, 2021	37,804	863	38,667	0.0001	3.09	48,921
Granted	32,389	—	32,389	0.0001	—	—
Exercised	(4,925)	—	(4,925)	0.0001	—	—
Forfeited	(15,571)	—	(15,571)	0.0001	—	—
Outstanding at December 31, 2021	49,697	863	50,560	0.0001	2.56	29,786
Exercisable as of December 31, 2021	8,216	341	8,557	0.0001	—	5,041

Outstanding at January 1, 2022	49,697	863	50,560	0.0001	2.56	29,786
Granted	24,924	—	24,924	0.0001	—	—
Exercised	(7,894)	—	(7,894)	0.0001	—	—
Forfeited	(6,076)	—	(6,076)	0.0001	—	—
Outstanding at December 31, 2022	60,651	863	61,514	0.0001	2.98	13,452
Exercisable as of December 31, 2022	16,421	682	17,103	0.0001	—	3,740

Summary of restricted shares activities

		Weighted-Average
	Number of Restricted Shares	Grant Date
	Granted	Fair Value
	(in thousands)	US$

January 1, 2020	24,928	0.23
Awarded	2,607	0.27
Forfeited	(7,821)	0.26
Vested	(9,857)	0.22
Outstanding at December 31, 2020	9,857	0.23

January 1, 2021	9,857	0.23
Awarded	—	—
Forfeited	—	—
Vested	(6,232)	0.24
Outstanding at December 31, 2021	3,625	0.21

January 1, 2022	3,625	0.21
Awarded	—	—
Forfeited	—	—
Vested	(3,625)	0.21
Outstanding at December 31, 2022	—	—

	Number of Restricted Share	Weighted-Average
	Units Granted	Grant Date Fair Value
	(in thousands)	US$

January 1, 2020	—	—
Awarded	9,611	0.22
Forfeited	(5,101)	0.24
Vested	—	—
Outstanding at December 31, 2020	4,510	0.20

January 1, 2021	4,510	0.20
Awarded	13,080	0.30
Forfeited	(2,308)	0.20
Vested	(3,018)	0.19
Outstanding at December 31, 2021	12,264	0.31

January 1, 2022	12,264	0.31
Awarded	2,193	0.07
Forfeited	(2,612)	0.33
Vested	(3,649)	0.29
Outstanding at December 31, 2022	8,196	0.29